Parent company only condensed financial information - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 14,760	¥ 102,755	$ 65,708	¥ 457,442	¥ 370,891	¥ 53,013
Prepayments and other current assets	11,250	78,330		208,399
Amounts due from related parties	9	64		475,426
Total current assets	166,601	1,159,856		2,210,256
Non-current assets:
Long-term investments	15,600	108,603		58,038	6,439
Total non-current assets	57,564	400,743		157,770
TOTAL ASSETS	224,165	1,560,599		2,368,026
Current liabilities:
Accrued expenses and other liabilities	22,686	157,945		157,462
Total current liabilities	155,360	1,081,588		1,280,504
Non- current liabilities
Consideration payable for acquisition	1,147	7,982
Total non-current liabilities	17,279	120,291		30,246
TOTAL LIABILITIES	172,639	1,201,879		1,310,750
Commitments and contingencies (Note 25)
SHAREHOLDERS' EQUITY
Additional paid-in capital	284,030	1,977,365		1,896,993
Accumulated other comprehensive income	6,161	42,890		31,014
Accumulated deficit	(267,264)	(1,860,640)		(872,698)
Total Pintec Technology Holdings Limited shareholders' equity	27,223	189,528		1,057,276
TOTAL LIABILITIES AND EQUITY	224,165	1,560,599		2,368,026
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 30	¥ 212		¥ 185
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	244,499,207	244,499,207	213,811,958	213,811,958
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 6	¥ 42		¥ 43
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	51,782,495	51,782,495
Parent Company
Current assets:
Cash and cash equivalents	$ 1,093	¥ 7,608	$ 9,939	¥ 69,194	¥ 182,307
Prepayments and other current assets	32	224		138,325
Amounts due from subsidiaries of the Company	90,648	631,080		631,414
Amounts due from related parties | ¥				146,765
Total current assets	91,773	638,912		985,698
Non-current assets:
Investment in subsidiaries | ¥				58,960
Long-term investments	1,931	13,445		17,564
Total non-current assets	1,931	13,445		76,524
TOTAL ASSETS	93,704	652,357		1,062,222
Current liabilities:
Amounts due to subsidiaries of the Company	63,822	444,316
Accrued expenses and other liabilities	1,512	10,531		4,946
Total current liabilities	65,334	454,847		4,946
Non- current liabilities
Consideration payable for acquisition	1,147	7,982
Total non-current liabilities	1,147	7,982
TOTAL LIABILITIES	66,481	462,829		4,946
Commitments and contingencies (Note 25)
SHAREHOLDERS' EQUITY
Additional paid-in capital	284,030	1,977,365		1,896,993
Accumulated other comprehensive income	6,161	42,890		31,014
Accumulated deficit	(263,004)	(1,830,981)		(870,959)
Total Pintec Technology Holdings Limited shareholders' equity	27,223	189,528		1,057,276
TOTAL LIABILITIES AND EQUITY	93,704	652,357		1,062,222
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 30	¥ 212		¥ 185
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	244,499,207	244,499,207	213,811,958	213,811,958
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 6	¥ 42		¥ 43
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	51,782,495	51,782,495